Shareholder Report, Holdings (Details)	Jul. 31, 2024
Retail Class | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Retail Class | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Retail Class | Moody's Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Retail Class | KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Retail Class | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Retail Class | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Retail Class | Brookfield Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Retail Class | Roper Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Retail Class | O'Reilly Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Retail Class | CoStar Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Retail Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
Retail Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Retail Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Retail Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Retail Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Retail Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Class | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Institutional Class | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Institutional Class | Moody's Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Institutional Class | KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Institutional Class | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Institutional Class | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Institutional Class | Brookfield Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Institutional Class | Roper Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Institutional Class | O'Reilly Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Institutional Class | CoStar Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Supra Institutional Class | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Supra Institutional Class | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Supra Institutional Class | Moody's Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Supra Institutional Class | KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Supra Institutional Class | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Supra Institutional Class | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Supra Institutional Class | Brookfield Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Supra Institutional Class | Roper Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Supra Institutional Class | O'Reilly Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Supra Institutional Class | CoStar Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Supra Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
Supra Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Supra Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Supra Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Supra Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Supra Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%